Document and Entity Information	Dec. 29, 2017
Prospectus:
Document Type	497
Document Period End Date	Dec. 29, 2017
Registrant Name	AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK
Central Index Key	0001496999
Amendment Flag	false
Document Creation Date	Dec. 29, 2017
Document Effective Date	Dec. 29, 2017
Prospectus Date	Oct. 01, 2017
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class A
Prospectus:
Trading Symbol	NYAAX
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class C
Prospectus:
Trading Symbol	NYACX
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class F-1
Prospectus:
Trading Symbol	NYAEX
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class F-2
Prospectus:
Trading Symbol	NYAFX
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class F-3
Prospectus:
Trading Symbol	TFNYX
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class T
Prospectus:
Trading Symbol	TATEX